Vessels and Vessels held for sale	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Vessels

5.       Vessels and Vessels held for sale

Vessels' disposals

In May 2017, the Company, through Utirik Shipping Company Inc., entered into a memorandum of agreement to sell the vessel “Doukato” to an unrelated party, for a sale price of $6,027, net of commissions. In March 2016, the Company, through Nauru Shipping Company Inc., sold the vessel “Hanjin Malta”, to an unrelated party for demolition, for a sale price of $4,842, net of commissions. Later in November of the same year, the Company, through Kapa Shipping Company Inc., sold the vessel “Angeles” to an unrelated party for demolition, for a sale price of $6,448, net of commissions. The aggregate gain from the sale of vessels, including direct to sale expenses, in 2017 amounted to $945, while the aggregate loss from the sale of vessels, including direct to sale expenses, in 2016 and 2015, amounted to $2,899 and $8,300, respectively, and are separately reflected in (Gain) / Loss on vessels' sale in the accompanying consolidated statements of operations.

Vessels held for sale

In October 2017, the Company entered into an agreement to sell up to seven of its vessels to an unrelated party. Since the sale of the vessels was subject to the purchaser obtaining certain minimum financing, under various amendments to the initial agreement, the transaction concluded that only two of the Company's vessels would be sold, the “March” and the “Great”, for a gross purchase price of $11,000 for each vessel. The deliveries of the vessels to the new owners are expected to take place by the end of March 2018 (Note 13). The Company intends to use the net proceeds from the sales to repay indebtedness under its existing credit agreements. As a result of this transaction, both vessels were classified on December 31, 2017 in current assets as held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. No impairment charge was recognized for the specific two vessels in the accompanying consolidated statement of operations, since their carrying amount as at the balance sheet date was lower than their fair value, less cost to sell.

Vessels' Impairment

In 2017, 2016 and 2015 the Company, after taking into account factors such as the vessels' age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. This assessment concluded that the carrying value of two vessels in 2017, seven vessels in 2016, and one vessel in 2015 was not recoverable and accordingly, the Company has recognized an aggregate impairment loss of $8,363, $118,861, and $6,607, respectively, which is separately reflected in the accompanying statements of operations. The fair value of the vessels was determined through Level 2 inputs of the fair value hierarchy as determined by management, making also use of available market data for the market value of vessels with similar characteristics. The vessels were measured at fair value on a non-recurring basis as a result of the management's impairment test exercise. The aggregate fair value of the impaired vessels as of the testing dates was $20,050 in 2017, $59,900 in 2016 and $5,020 in 2015.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$421,903	$(37,354)	$384,549
- Capitalized costs	194	-	194
- Vessels' disposals	(16,245)	2,728	(13,517)
- Depreciation	-	(12,013)	(12,013)
- Impairment charges	(118,861)	-	(118,861)
Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Transfer to vessels held for sale	(21,350)	2,972	(18,378)
- Depreciation	-	(7,353)	(7,353)
- Impairment charges	(8,363)	-	(8,363)
Balance, December 31, 2017	$247,327	$(46,019)	$201,308

As at December 31, 2017, all the Company's vessels, including those classified as held for sale, were provided as collateral to secure the loan facilities with Addiewell and DSI, discussed in Notes 4 and 6.